Group Structure - Disclosure Of Information About Consolidated Structured Entities Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Non-controlling interests		S/ 165,596	S/ 145,724	S/ 311,281
Oncosalud S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Oncosalud S.A.C.
Country of in corporation or residence of operating companies	[1]	Peru
Proportion of ownership interest in operating companies	[1]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[1]	0.01%	0.01%	21.21%
Oncocenter Per S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Oncocenter Perú S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	21.21%
Servimédicos S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Servimédicos S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	21.21%
Clnica Bellavista S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Clínica Bellavista S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	21.21%
Laboratorio Clnica Inmunolgico Cantella S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Laboratorio Clínica Inmunológico Cantella S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	21.21%
Clnica Miraflores S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Clínica Miraflores S.A.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	97.82%	97.34%	76.70%
Proportion of ownership interests held by non-controlling interests	[2]	2.18%	2.66%	23.30%
RR Patologos Asociados SAC [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		R&R Patólogos Asociados S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.80%	99.80%	78.64%
Proportion of ownership interests held by non-controlling interests	[2]	0.20%	0.20%	21.36%
Clnica Vallesur S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Clínica Vallesur S.A.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	88.23%	88.23%	69.53%
Proportion of ownership interests held by non-controlling interests	[2]	11.77%	11.77%	30.47%
GSP Trujillo S.A.C. (Clnica Camino Real) [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		GSP Trujillo S.A.C. (Clínica Camino Real)
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	21.21%
Medicser S.A.C. (Clnica Delgado) [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Medicser S.A.C. (Clínica Delgado)
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	21.21%
Patologa Oncolgica S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Patología Oncológica S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	100.00%	100.00%	78.80%
Proportion of ownership interests held by non-controlling interests	[2]	0.00%	0.00%	21.20%
Oncogenomics S.A.C. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Oncogenomics S.A.C.
Country of in corporation or residence of operating companies	[2]	Peru
Proportion of ownership interest in operating companies	[2]	100.00%	100.00%	78.80%
Proportion of ownership interests held by non-controlling interests	[2]	0.00%	0.00%	21.20%
Hospital y Clnica OCA S.A. de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Hospital y Clínica OCA S.A. de C.V.
Country of in corporation or residence of operating companies	[1]	Mexico
Proportion of ownership interest in operating companies	[1]	100.00%	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	[1]	0.00%	0.00%	0.00%
DRJ Inmuebles, S.A. de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		DRJ Inmuebles, S.A. de C.V.
Country of in corporation or residence of operating companies	[3]	Mexico
Proportion of ownership interest in operating companies	[3]	100.00%	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	[3]	0.00%	0.00%	0.00%
Inmuebles JRD 2000, S.A. de C.V. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Inmuebles JRD 2000, S.A. de C.V.
Country of in corporation or residence of operating companies	[3]	Mexico
Proportion of ownership interest in operating companies	[3]	100.00%	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	[3]	0.00%	0.00%	0.00%
Tovleja HG, S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Tovleja HG, S.A.
Country of in corporation or residence of operating companies	[3]	Mexico
Proportion of ownership interest in operating companies	[3]	100.00%	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	[3]	0.00%	0.00%	0.00%
Auna Seguros, S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Auna Seguros, S.A.
Country of in corporation or residence of operating companies		Mexico
Proportion of ownership interest in operating companies		100.00%	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests		0.00%	0.00%	0.00%
Oncomedica S.A.S. [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Oncomedica S.A.S.
Country of in corporation or residence of operating companies	[1]	Colombia
Proportion of ownership interest in operating companies	[1]	68.81%	68.81%	55.16%
Proportion of ownership interests held by non-controlling interests	[1]	31.19%	31.19%	44.84%
Imat S.A.S [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Imat S.A.S.
Country of in corporation or residence of operating companies	[1]	Colombia
Proportion of ownership interest in operating companies	[1]	68.81%	68.81%	55.16%
Proportion of ownership interests held by non-controlling interests	[1]	31.19%	31.19%	44.84%
Clnica Portoazul S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Clínica Portoazul S.A.
Country of in corporation or residence of operating companies	[2]	Colombia
Proportion of ownership interest in operating companies	[2]	61.00%	61.00%	48.07%
Proportion of ownership interests held by non-controlling interests	[2]	39.00%	39.00%	51.93%
Promotora Mdica Las Amricas S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Promotora Médica Las Américas S.A.
Country of in corporation or residence of operating companies	[2]	Colombia
Proportion of ownership interest in operating companies	[2]	99.85%	99.84%	78.62%
Proportion of ownership interests held by non-controlling interests	[2]	0.15%	0.16%	21.38%
Instituto de Cancerologa S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of operating companies		Instituto de Cancerología S.A.
Country of in corporation or residence of operating companies	[1]	Colombia
Proportion of ownership interest in operating companies	[1]	99.85%	99.84%	78.62%
Proportion of ownership interests held by non-controlling interests	[1]	0.15%	0.16%	21.38%
Consorcio Trecca S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of pre operating companies		Consorcio Trecca S.A.C.
Country of incorporation or residence of pre operating companies	[2]	Peru
Proportion of ownership interest in pre operating companies	[2]	99.99%	99.99%	99.99%
Proportion of ownership interests held by non-controlling interests	[2]	0.01%	0.01%	0.01%
Las Amricas Farma Store S.A.S [Member]
Disclosure of information about consolidated structured entities [line items]
Name of pre operating companies		Las Américas Farma Store S.A.S.
Country of incorporation or residence of pre operating companies	[2]	Colombia
Proportion of ownership interest in pre operating companies	[2]	99.85%	99.84%	78.62%
Proportion of ownership interests held by non-controlling interests	[2]	0.15%	0.16%	21.38%
Sociedad RadioOncolgica de Montera S.A [Member]
Disclosure of information about consolidated structured entities [line items]
Name of pre operating companies		Sociedad Radio-Oncológica de Montería S.A.
Country of incorporation or residence of pre operating companies	[2]	Colombia
Proportion of ownership interest in pre operating companies	[2]	68.81%	68.81%	55.16%
Proportion of ownership interests held by non-controlling interests	[2]	31.19%	31.19%	44.84%
Inversiones Mercurio S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of non operating companies		Inversiones Mercurio S.A.C.
Country of incorporation or residence of non operating companies	[2]	Peru
Proportion of ownership interest in non operating companies	[2]	97.82%	97.34%	76.70%
Proportion of ownership interests held by non-controlling interests	[2]	2.18%	2.66%	23.30%
Grupo Salud Auna Mxico, S.A. de C.V [Member]
Disclosure of information about consolidated structured entities [line items]
Name of holding companies		Grupo Salud Auna México, S.A. de C.V.
Country of incorporation or residence of holding company	[4]	Mexico
Proportion of ownership interest in holding company	[4]	100.00%	100.00%	100.00%
Proportion of ownership interests held by non-controlling interests	[4]	0.00%	0.00%	0.00%
Auna Colombia S.A.S [Member]
Disclosure of information about consolidated structured entities [line items]
Name of holding companies		Auna Colombia S.A.S.
Country of incorporation or residence of holding company	[4]	Colombia
Proportion of ownership interest in holding company	[4]	100.00%	100.00%	78.80%
Proportion of ownership interests held by non-controlling interests	[4]	0.00%	0.00%	21.20%
Auna Salud S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of holding companies		Auna Salud S.A.C.
Country of incorporation or residence of holding company	[4]	Peru
Proportion of ownership interest in holding company	[4]	99.99%	99.99%	78.80%
Proportion of ownership interests held by non-controlling interests	[4]	0.01%	0.01%	21.20%
GSP Inversiones S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of holding companies		GSP Inversiones S.A.C.
Country of incorporation or residence of holding company	[4]	Peru
Proportion of ownership interest in holding company	[4]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[4]	0.01%	0.01%	21.21%
Operador Estratgico S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of holding companies		Operador Estratégico S.A.C.
Country of incorporation or residence of holding company	[4]	Peru
Proportion of ownership interest in holding company	[4]	99.99%	99.99%	99.99%
Proportion of ownership interests held by non-controlling interests	[4]	0.01%	0.01%	0.01%
GSP Servicios Generales S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		GSP Servicios Generales S.A.C.
Country of incorporation of subsidiary	[3]	Peru
Proportion of ownership interest in subsidiary	[3]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[3]	0.01%	0.01%	21.21%
GSP Servicios Comerciales S.A.C [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		GSP Servicios Comerciales S.A.C.
Country of incorporation of subsidiary	[3]	Peru
Proportion of ownership interest in subsidiary	[3]	99.99%	99.99%	78.79%
Proportion of ownership interests held by non-controlling interests	[3]	0.01%	0.01%	21.21%
Pro Med Las Amricas LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Name of subsidiary		Pro Med Las Américas LLC
Country of incorporation of subsidiary	[3]	USA
Proportion of ownership interest in subsidiary	[3]	99.85%	99.84%	78.62%
Proportion of ownership interests held by non-controlling interests	[3]	0.15%	0.16%	21.38%

[1]	Mainly dedicated to providing oncologic healthcare services.
[2]	Mainly dedicated to providing services through health centers (inpatients and outpatients).
[3]	Mainly dedicated to providing the Group with internal administrative, commercial, real estate and management services.
[4]	Holdings of the Group. Auna Colombia is a holding located in the Republic of Colombia and Grupo Salud Auna México, S.A. de C.V. is a holding located in the Republic of Mexico.